Average Annual Total Returns - Invesco Diversified Dividend Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Investor Class Inception Date	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years		Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 10 Years	Lipper Large-Cap Value Funds Index 1 Year	Lipper Large-Cap Value Funds Index 5 Years	Lipper Large-Cap Value Funds Index 10 Years
Total	Dec. 31, 2001	(5.39%)	6.18%	8.78%	(6.31%)	5.04%	7.79%	(2.66%)	4.71%	7.03%	Dec. 31, 2001	(1.57%)	6.60%	8.74%	Jul. 15, 2005	0.20%	7.45%	9.45%	Oct. 25, 2005	(0.14%)	7.12%	9.12%	Oct. 03, 2008	0.39%	7.65%	9.66%	Oct. 25, 2005	0.44%	7.72%	9.73%	Sep. 24, 2012	0.54%	7.82%	9.75%	[1]	2.80%	9.74%	10.50%	18.40%	15.22%	13.88%	5.63%	10.77%	10.42%

[1]	Performance includes returns of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.